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                      (SEC File Nos. 033-36962 / 811-06175)


                               ECLIPSE FUNDS INC.

                               ASSET MANAGER FUND


                         SUPPLEMENT DATED JUNE 21, 2001
                      TO THE PROSPECTUS DATED MARCH 1, 2001


This Supplement updates certain information contained in the above-dated Prospectus of Eclipse Funds Inc. regarding the Asset Manager Fund ("Fund"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Fund at 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

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Effective immediately, the Fund may invest up to 5% of its net assets in common stocks selected to parallel the performance of the MIB30 Index, and up to 5% of its net assets in common stocks selected to parallel the performance of the IBEX35 Index, in each case as part of its Principal Investment Strategy. The MIB30 Index is a capitalization-weighted index comprised of the top 30 companies traded on the Milan Stock Exchange (Italy). The IBEX35 Index is a capitalization-weighted index comprised of the 35 most liquid common stocks traded on the Continuous Markets (Spain).

Accordingly, the second bulletpoint under the caption entitled "Principal Investment Strategies" is hereby amended to include the following disclosure:

               v. 0% to 5% of its net assets in common stocks selected to parallel the performance of the MIB30 Index

               vi. 0% to 5% of its assets in common stocks selected to parallel the performance of the IBEX35 Index.

In addition, two "Sidebars" are hereby added to the disclosure under the caption entitled "Principal Investment Strategies" as follows:

               The MIB30 INDEX is a capitalization-weighted index comprised of the top 30 companies traded on the Milan Stock Exchange (Italy).

               The IBEX35 INDEX is capitalization-weighted index comprised of the 35 most liquid common stocks traded on the Continuous Markets (Spain).